Supplemental cash flow information	12 Months Ended
Dec. 31, 2011
Supplemental cash flow information

25. Supplemental cash flow information

The table below provides supplemental cash flow information:

	Year ended December 31,
	2011	2010	2009
Cash paid:
Income taxes	$145,687	$207,265	$161,671
Interest	236,446	190,949	186,280
Non-cash investing and financing activities:
Fixed assets under capital lease obligations	35,764	3,983	—
Assets exchanged for equity investments	—	—	2,618
Assets received for additional noncontrolling interests	—	—	51
Issuance of noncontrolling interests	—	1,139	—